UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut         February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $112,965
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


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                                                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                                             VALUE   SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP    (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
-------------                     --------------   -----    -------  -------    --- ---- ---------- --------  -----   ------  ----


3COM CORPCMN                      Common Stock   885535104    694.50   150,000  SH       SOLE         NONE    150,000   0      0
ACLARA BIOSCIENCES INCCMN         Common Stock   00461P106    212.31   101,100  SH       SOLE         NONE    101,100   0      0
AES CORP.CMN                      Common Stock   00130H105  3,261.60 1,080,000  SH       SOLE         NONE  1,080,000   0      0
AMERICAN ITALIAN PASTA COCLASS    Common Stock   027070101    323.82     9,000  SH       SOLE         NONE      9,000   0      0
ARCH COAL INC                     Common Stock   039380100  2,979.42   138,000  SH       SOLE         NONE    138,000   0      0
ARENA PHARMACEUTICALS INCCMN      Common Stock   040047102    325.50    50,000  SH       SOLE         NONE     50,000   0      0
BERKSHIRE HATHAWAY INC. CLASS B   Common Stock   084670207 14,780.30     6,100  SH       SOLE         NONE      6,100   0      0
CHURCHILL DOWNS INC               Common Stock   171484108  4,581.60   120,000  SH       SOLE         NONE    120,000   0      0
CITIZENS COMMUNICATIONS COCMN     Common Stock   17453B101  1,477.00   140,000  SH       SOLE         NONE    140,000   0      0
COMVERSE TECHNOLOGY INC (NEW)C    Common Stock   205862402  1,002.00   100,000  SH       SOLE         NONE    100,000   0      0
CONCURRENT COMPUTER CORP (NEW)    Common Stock   206710204    781.99   271,524  SH       SOLE         NONE    271,524   0      0
CONSOL ENERGY INC.                Common Stock   20854P109    604.80    35,000  SH       SOLE         NONE     35,000   0      0
CORVIS CORPCMN                    Common Stock   221009103    355.00   500,000  SH       SOLE         NONE    500,000   0      0
DOCENT INCCMN                     Common Stock   25608L502    689.51   241,932  SH       SOLE         NONE    241,932   0      0
EXTREME NETWORKS INCCMN           Common Stock   30226D106    915.60   280,000  SH       SOLE         NONE    280,000   0      0
GEMSTAR-TV GUIDE INTERNATIONAL    Common Stock   36866W106  1,530.75   471,000  SH       SOLE         NONE    471,000   0      0
GLOBESPAN VIRATA, INC.CMN         Common Stock   37957V106    882.00   200,000  SH       SOLE         NONE    200,000   0      0
GOLD FIELDS LTDSPONSORED ADR C    Sponsored ADR  38059T106  5,472.32   392,000  SH       SOLE         NONE    392,000   0      0
GTECH HOLDINGS CORPORATIONCMN     Common Stock   400518106  7,572.35   271,800  SH       SOLE         NONE    271,800   0      0
GUIDANT CORPORATIONCMN            Common Stock   401698105  3,085.00   100,000  SH       SOLE         NONE    100,000   0      0
IDT CORPCMN  CLASS B              Common Stock   448947309  7,243.17   467,000  SH       SOLE         NONE    467,000   0      0
INTERLAND INCCMN                  Common Stock   458727104    715.00   550,000  SH       SOLE         NONE    550,000   0      0
INTERWOVEN INCCMN                 Common Stock   46114T102  1,300.00   500,000  SH       SOLE         NONE    500,000   0      0
JOHNSON & JOHNSON                 Call           478160904    537.10    10,000       X   SOLE         NONE     10,000   0      0
LIBERTY MEDIA CORP NEWCMN SERI    Common Stock   530718105  8,940.00 1,000,000  SH       SOLE         NONE  1,000,000   0      0
MARTEK BIOSCIENCES CORP           Common Stock   572901106  5,195.80   207,500  SH       SOLE         NONE    207,500   0      0
MERCK & CO INC                    Call           589331907  1,811.52    32,000       X   SOLE         NONE     32,000   0      0
NEW CENTURY FINANCIAL CORP        Common Stock   64352D101  1,269.50    50,000  SH       SOLE         NONE     50,000   0      0
NEWMONT MNG CORP HLDNG COCMN      Common Stock   651639106  6,807.54   234,500  SH       SOLE         NONE    234,500   0      0
OPENTV CORPCMN CLASS A            Common Stock   G67543101    846.09   711,000  SH       SOLE         NONE    711,000   0      0
PAN AMERICAN SILVER CORPCMN       Common Stock   697900108  3,567.20   455,000  SH       SOLE         NONE    455,000   0      0
PANAMSAT CORPORATIONCMN           Common Stock   697933109  2,838.70   193,900  SH       SOLE         NONE    193,900   0      0
PEGASUS COMMUNICATIONS CORPCMN    Common Stock   705904100  2,620.00 2,000,000  SH       SOLE         NONE  2,000,000   0      0
PINNACOR INCCMN                   Common Stock   723487104    474.70   389,100  SH       SOLE         NONE    389,100   0      0
PROGENICS PHARMACEUTICALSINC      Common Stock   743187106    666.00   100,000  SH       SOLE         NONE    100,000   0      0
RIVERSTONE NETWORKS INCCMN        Common Stock   769320102    717.12   338,264  SH       SOLE         NONE    338,264   0      0
SEACHANGE INTERNATIONAL INC       Common Stock   811699107    399.75    65,000  SH       SOLE         NONE     65,000   0      0
SHUFFLE MASTER                    Common Stock   825549108  3,092.00   161,800  SH       SOLE         NONE    161,800   0      0
SYCAMORE NETWORKS INCCMN          Common Stock   871206108  1,271.60   440,000  SH       SOLE         NONE    440,000   0      0
TURNSTONE SYSTEMS INCCOMMON ST    Common Stock   900423104  1,370.25   507,500  SH       SOLE         NONE    507,500   0      0
WHITE MTNS INS GROUP LTDCMN       Common Stock   G9618E107  9,754.60    30,200  SH       SOLE         NONE     30,200   0      0

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03669.0001 #383181